Nature of Operations, Liquidity and Going Concern (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital	$ 10,726,564		$ 8,259,411
Net loss	4,128,941	$ 3,324,917	5,941,457	$ 4,732,331
Accumulated deficit	15,589,930		11,460,989	5,519,532
Net cash used in operating activities	$ 1,329,850	$ 1,743,953	$ 1,429,468	$ 4,185,487